Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 02, 2021 shares	Nov. 30, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2021 USD ($) shares	Oct. 18, 2010 shares
2010 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized for issuance				589,729,714						589,729,714	58,875,478
Plan expiration term				10 years	10 years
Plan extended expiration term				20 years	20 years
Vested options expiration term				90 days	90 days
Shares granted during the period				2,583,000	2,583,000
2010 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term				4 years	4 years
Unrecognized compensation cost				¥ 1,111,673,000						$ 174,446
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized				2 years 21 days	2 years 21 days
Weighted-average grant-date fair value of options granted | $ / shares					$ 1.88		$ 2.37		$ 2.83
Total fair value of options vested during period				¥ 1,072,572,000	$ 168,310	¥ 1,222,571,000		¥ 832,594,000
Intrinsic value of options exercised				¥ 95,024,000	$ 14,911	888,668,000		1,055,675,000
2010 Plan | Vesting on First Anniversary | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage				25.00%	25.00%
2010 Plan | Vesting on Quarterly Basis Thereafter | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage				75.00%	75.00%
2017 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term		10 years
Number of shares authorized to grant		720,000
2017 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term				4 years	4 years
Unrecognized compensation cost | ¥				¥ 0
Total fair value of options vested during period				¥ 595,000	$ 93	¥ 611,000		¥ 175,000
Shares granted during the period			720,000
Weighted average grant date fair value | $ / shares					$ 0		$ 0		$ 0
2017 Plan | Vesting on First Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage				25.00%	25.00%
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term	10 years
Vested options expiration term	90 days
Number of shares authorized to grant	364,000,000
Each restricted share unit granted shall reduce the number of ordinary shares available for future grants by	1.3
2021 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted during the period				0	0